UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07537

Name of Fund: Royce Capital Fund
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2006

Date of reporting period: 9/30/2006

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 85.2%
	SHARES	VALUE
Consumer Products - 3.6%
Apparel and Shoes - 1.7%
Jos. A. Bank Clothiers a,b	107,900	$3,232,684
Shoe Pavilion a	281,700	2,056,410
Stride Rite	197,600	2,758,496

		8,047,590

Food/Beverage/Tobacco - 0.4%
Boston Beer Company Cl. A a,b	34,400	1,130,040
Monterey Gourmet Foods a,b	246,800	932,904

		2,062,944

Sports and Recreation - 1.0%
Arctic Cat	73,000	1,211,800
Sturm, Ruger & Company a	466,000	3,606,840

		4,818,640

Other Consumer Products - 0.5%
RC2 Corporation a,b	74,800	2,508,044

Total		17,437,218

Consumer Services - 4.8%
Direct Marketing - 0.1%
Dover Saddlery a,b	86,800	625,828

Leisure and Entertainment - 1.9%
FortuNet a,b	121,100	1,235,220
4Kids Entertainment a,b	123,000	2,029,500
Multimedia Games a,b	208,700	1,894,996
New Frontier Media a	310,900	2,564,925
Progressive Gaming International a	182,100	1,493,220

		9,217,861

Restaurants and Lodgings - 0.5%
Benihana Cl. A a	45,045	1,306,305
California Pizza Kitchen a,b	29,900	894,907

		2,201,212

Retail Stores - 2.3%
A.C. Moore Arts & Crafts a,b	238,100	4,531,043
Buckle (The)	52,900	2,007,026
Cache a	116,700	2,087,763
Cato Corporation Cl. a	124,500	2,727,795

		11,353,627

Total		23,398,528

Financial Intermediaries - 5.1%
Banking - 1.7%
Bancorp (The) a,b	86,525	2,205,522
Canadian Western Bank	75,400	2,857,476
Endeavour Mining Capital	567,700	3,301,320

		8,364,318

Insurance - 2.9%
American Safety Insurance Holdings a	149,200	2,730,360
Argonaut Group a,b	108,000	3,351,240
NYMAGIC	89,900	2,849,830
Navigators Group a,b	56,300	2,702,963
United Fire & Casualty Company	78,630	2,461,119

		14,095,512

Securities Brokers - 0.5%
Cowen Group a	166,900	2,638,689

Total		25,098,519

Financial Services - 0.8%
Investment Management - 0.8%
ADDENDA Capital	69,500	1,476,739
U.S. Global Investors Cl. A a,b	94,900	2,331,693

Total		3,808,432

Health - 15.0%
Commercial Services - 0.4%
First Consulting Group a	201,100	1,960,725

Drugs and Biotech - 5.8%
Barrier Therapeutics a,b	168,500	1,088,510
Cardiome Pharma a,b	66,200	764,610
Cell Genesys a	285,500	1,304,735
Cerus Corporation a,b	278,400	1,545,120
Compugen a	162,900	470,781
Dendreon Corporation a,b	279,800	1,250,706
DUSA Pharmaceuticals a,b	462,649	1,933,873
Dyax Corporation a,b	495,116	1,648,736
Halozyme Therapeutics a,b	494,300	1,309,895
Infinity Pharmaceuticals a	116,925	1,578,488
Lexicon Genetics a,b	533,900	2,012,803
Maxygen a,b	183,000	1,520,730
Myriad Genetics a,b	72,400	1,784,660
Neogen Corporation a,b	111,700	2,419,422
NUCRYST Pharmaceuticals a,b	127,900	1,009,131
Orchid Cellmark a,b	1,048,200	2,431,824
VIVUS a	430,500	1,592,850
Zila a,b	1,219,500	3,024,360

		28,691,234

Health Services - 1.6%
Bio-Imaging Technologies a,b	327,200	1,384,056
Cross Country Healthcare a,b	54,600	928,200
Hooper Holmes a,b	585,700	1,973,809
Horizon Health a,b	114,000	1,740,780
U.S. Physical Therapy a	136,400	1,625,888

		7,652,733

Medical Products and Devices - 6.8%
Adeza Biomedical a,b	113,500	1,862,535
Anika Therapeutics a	123,252	1,642,949
Bioveris Corporation a	521,500	4,896,885
Bruker BioSciences a,b	722,800	5,066,828
Caliper Life Sciences a	301,700	1,472,296
Exactech a,b	149,000	2,035,340
Langer a	460,300	1,772,155
Merit Medical Systems a,b	113,600	1,542,688
Minrad International a,b	319,400	1,274,406
NMT Medical a,b	153,700	2,374,665
Orthofix International a	30,000	1,364,100
Possis Medical a,b	156,200	1,538,570
Shamir Optical Industry a,b	145,700	1,317,128
Syneron Medical a,b	73,900	1,707,090
Synovis Life Technologies a,b	94,600	687,742
Young Innovations	81,100	2,916,356

		33,471,733

Personal Care - 0.4%
Nutraceutical International a	129,500	1,768,970

Total		73,545,395

Industrial Products - 9.8%
Automotive - 0.5%
Aftermarket Technology a,b	108,900	1,934,064
Wescast Industries Cl. A	64,100	714,548

		2,648,612

Building Systems and Components - 2.2%
Aaon b	144,550	3,297,186
Drew Industries a,b	160,600	4,056,756
Flanders Corporation a,b	101,100	865,416
LSI Industries	158,250	2,571,563

		10,790,921

Industrial Components - 0.5%
Powell Industries a	118,700	2,626,831

Machinery - 0.8%
Eagle Test Systems a	107,300	1,772,596
Key Technology a	153,200	1,957,896
Tennant Company	18,600	452,724

		4,183,216

Metal Fabrication and Distribution - 4.0%
Harris Steel Group	188,000	4,844,017
Metal Management	125,600	3,496,704
Novamerican Steel a	119,900	4,004,660
Olympic Steel	146,100	3,632,046
Steel Technologies	174,200	3,419,546

		19,396,973

Specialty Chemicals and Materials - 0.4%
Hawkins	123,300	1,753,326

Other Industrial Products - 1.4%
Color Kinetics a,b	79,900	1,356,702
Distributed Energy Systems a	484,500	1,564,935
Electro Rent a	95,100	1,617,651
Peerless Manufacturing a,b	53,300	1,369,810
Quixote Corporation	44,700	796,554

		6,705,652

Total		48,105,531

Industrial Services - 9.2%
Commercial Services - 4.3%
BB Holdings a	693,924	2,033,356
Collectors Universe b	177,807	2,480,408
CorVel Corporation a	71,250	2,499,450
Exponent a,b	369,600	6,161,232
GP Strategies a	300,200	2,242,494
LECG Corporation a,b	58,400	1,095,584
Lincoln Educational Services a,b	131,804	2,156,313
PDI a	97,700	1,135,274
Renaissance Learning	77,600	1,110,456

		20,914,567

Engineering and Construction - 1.1%
Cavco Industries a,b	119,281	3,758,544
Sterling Construction Company a,b	94,500	1,895,670

		5,654,214

Food and Tobacco Processors - 0.8%
Omega Protein a	283,000	1,839,500
Zapata Corporation a	305,600	2,059,744

		3,899,244

Printing - 1.1%
CSS Industries	43,000	1,277,960
Courier Corporation	66,918	2,485,335
Ennis	81,500	1,764,475

		5,527,770

Transportation and Logistics - 1.9%
Marten Transport a,b	135,049	2,307,987
Patriot Transportation Holding a,b	39,800	3,007,288
Vitran Corporation Cl. A a	204,350	3,780,475

		9,095,750

Total		45,091,545

Natural Resources - 13.3%
Energy Services - 4.6%
Dawson Geophysical a	93,000	2,762,100
Enerflex Systems	20,300	499,441
Gulf Island Fabrication	176,700	4,610,103
Input/Output a	266,100	2,642,373
RPC	62,850	1,151,412
TGC Industries a	263,375	2,159,675
Tesco Corporation a	259,600	4,021,204
Total Energy Services Trust	347,300	4,548,845

		22,395,153

Oil and Gas - 2.1%
Edge Petroleum a,b	81,500	1,342,305
Exploration Company of Delaware a,b	90,000	861,300
Particle Drilling Technologies a,b	292,200	756,798
PetroCorp c	163,200	0
Pioneer Drilling Company a	152,500	1,958,100
Savanna Energy Services a	166,084	2,719,157
Warrior Energy Service a,b	110,000	2,832,500

		10,470,160

Precious Metals and Mining - 6.6%
African Platinum a	3,378,700	1,613,158
Alamos Gold a	379,200	3,104,165
Eldorado Gold a,b	400,000	1,740,000
Endeavour Silver a	298,100	973,442
Entree Gold a	688,700	681,813
Etruscan Resources a	366,000	1,064,192
First Majestic Resource a	691,900	1,652,760
Gammon Lake Resources a,b	426,947	4,880,004
Hecla Mining Company a,b	320,500	1,839,670
Kingsgate Consolidated a	822,775	2,814,652
Metallica Resources a	1,018,500	3,147,165
Miramar Mining a	338,000	1,385,800
North Atlantic Resources a	100,000	152,091
Northern Orion Resources a	976,800	3,809,520
Spur Ventures a	892,570	574,950
US Gold a,b	427,000	2,078,422
Western Copper a,b	681,600	561,013

		32,072,817

Total		64,938,130

Technology - 18.9%
Aerospace and Defense - 1.8%
Axsys Technologies a,b	148,600	2,526,200
Ducommun a	122,900	2,293,314
Integral Systems	82,200	2,569,572
TVI Corporation a,b	633,190	1,336,031

		8,725,117

Components and Systems - 3.4%
Digi International a,b	209,400	2,826,900
Metrologic Instruments a,b	84,500	1,534,520
OSI Systems a	72,300	1,417,080
Perceptron a	147,600	1,266,408
Performance Technologies a	363,800	2,473,840
Richardson Electronics	223,700	2,020,011
Rimage Corporation a,b	114,700	2,571,574
TTM Technologies a	239,700	2,804,490

		16,914,823

Distribution - 0.1%
Jaco Electronics a	180,000	653,400

Internet Software and Services - 2.5%
Answers Corporation a,b	144,100	1,570,690
CryptoLogic	142,500	3,140,700
EDGAR Online a,b	292,000	1,062,880
Inforte Corporation a	378,500	1,563,205
Jupitermedia Corporation a,b	145,200	1,257,432
Packeteer a	220,300	1,896,783
SupportSoft a,b	392,600	1,715,662

		12,207,352

IT Services - 1.1%
Cogent Communications Group a,b	332,450	3,853,096
Entrust a,b	471,600	1,631,736

		5,484,832

Semiconductors and Equipment - 4.0%
Advanced Energy Industries a,b	160,100	2,728,104
Cascade Microtech a	141,800	1,766,828
CEVA a	353,600	2,001,376
Integrated Silicon Solution a,b	223,700	1,248,246
MIPS Technologies a,b	165,600	1,117,800
Nextest Systems a,b	121,100	1,593,676
PDF Solutions a,b	116,200	1,273,552
QuickLogic Corporation a,b	198,100	701,274
Semitool a,b	253,500	2,621,190
Staktek Holdings a,b	513,500	3,070,730
White Electronic Designs a	264,000	1,312,080

		19,434,856

Software - 3.2%
Descartes Systems Group (The) a	240,000	940,800
Fundtech a,b	128,100	1,263,066
InterVideo a	151,500	1,930,110
iPass a,b	430,500	2,014,740
Moldflow Corporation a	90,500	1,077,855
NetScout Systems a,b	261,800	1,699,082
Pervasive Software a,b	247,105	948,883
PLATO Learning a,b	434,658	2,768,771
Transaction Systems Architects Cl. A a,b	52,700	1,808,664
Unica Corporation a,b	125,700	1,294,710

		15,746,681

Telecommunications - 2.8%
Anaren a,b	104,500	2,201,815
Atlantic Tele-Network	168,250	3,109,260
Catapult Communications a,b	126,900	1,060,884
Essex Corporation a,b	61,800	1,075,320
Globecomm Systems a	207,900	1,775,466
Hurray! Holding Company ADR a	204,800	1,280,000
KVH Industries a,b	138,900	1,770,975
PC-Tel a	125,000	1,312,500

		13,586,220

Total		92,753,281

Miscellaneous(d) - 4.7%
Total		23,073,173

TOTAL COMMON STOCKS
(Cost $356,289,704)		417,249,752

REPURCHASE AGREEMENTS - 15.5%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $31,000,169 (collateralized by obligations of various U.S. Government Agencies, valued at $31,765,395)
(Cost $30,987,000)		30,987,000

Lehman Brothers (Tri-Party), 5.18% dated 9/29/06, due 10/2/06, maturity value $45,019,425 (collateralized by obligations of various U.S. Government Agencies, valued at $45,920,137)
(Cost $45,000,000)		45,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $75,987,000)		75,987,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 13.1%
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-5.24%)
(Cost $63,987,462)		63,987,462

TOTAL INVESTMENTS - 113.8%
(Cost $496,264,166)		557,224,214

LIABILITIES LESS CASH AND OTHER ASSETS - (13.8)%		(67,714,467)

NET ASSETS - 100.0%		$489,509,747

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 97.1%
	SHARES	VALUE
Consumer Products - 14.7%
Apparel and Shoes - 7.3%
Kenneth Cole Productions Cl. A	93,500	$2,278,595
Columbia Sportswear Company a	33,100	1,847,973
Cutter & Buck	259,449	2,508,872
K-Swiss Cl. A	150,000	4,509,000
Polo Ralph Lauren Cl. A	16,500	1,067,385
Stride Rite	247,800	3,459,288
Timberland Company Cl. A a	58,600	1,685,922

		17,357,035

Home Furnishing and Appliances - 3.0%
American Woodmark	43,350	1,460,461
Ethan Allen Interiors	94,100	3,261,506
Hooker Furniture	900	13,194
Stanley Furniture Company	113,900	2,427,209

		7,162,370

Sports and Recreation - 2.2%
Thor Industries	67,400	2,774,858
Winnebago Industries	78,600	2,466,468

		5,241,326

Other Consumer Products - 2.2%
RC2 Corporation a	156,520	5,248,116

Total		35,008,847

Consumer Services - 16.4%
Direct Marketing - 1.6%
Nu Skin Enterprises Cl. A	220,300	3,859,656

Leisure and Entertainment - 1.5%
International Speedway Cl. A	70,300	3,503,752

Media and Broadcasting - 1.1%
Westwood One	371,100	2,627,388

Restaurants and Lodgings - 3.1%
Applebee’s International a	216,000	4,646,160
CEC Entertainment a	84,000	2,646,840

		7,293,000

Retail Stores - 9.1%
BJ’s Wholesale Club a	101,800	2,970,524
Buckle (The)	75,600	2,868,264
Cato Corporation Cl. A	111,000	2,432,010
Claire’s Stores a	96,700	2,819,772
Deb Shops	86,400	2,215,296
Finish Line (The) Cl. A	228,300	2,881,146
Pacific Sunwear of California a	191,800	2,892,344
Weis Markets	66,100	2,630,780

		21,710,136

Total		38,993,932

Financial Intermediaries - 3.5%
Insurance - 2.2%
Assured Guaranty	102,400	2,655,232
ProAssurance Corporation a	14,100	694,848
Security Capital Assurance a	82,200	1,968,690

		5,318,770

Securities Brokers - 1.3%
Knight Capital Group Cl. A a	168,000	3,057,600

Total		8,376,370

Financial Services - 1.5%
Information and Processing - 1.5%
eFunds Corporation a	148,800	3,597,984

Total		3,597,984

Health - 5.5%
Health Services - 2.0%
Horizon Health a	194,400	2,968,488
U.S. Physical Therapy a	152,200	1,814,224

		4,782,712

Personal Care - 3.5%
CNS	99,245	2,801,686
Inter Parfums	162,000	3,084,480
Nutraceutical International a	169,104	2,309,961

		8,196,127

Total		12,978,839

Industrial Products - 12.8%
Building Systems and Components - 2.7%
Drew Industries a	112,000	2,829,120
Simpson Manufacturing	129,500	3,500,385

		6,329,505

Construction Materials - 2.0%
Florida Rock Industries	119,500	4,625,845

Machinery - 5.8%
Eagle Test Systems a	122,869	2,029,796
Graco	53,500	2,089,710
Lincoln Electric Holdings	50,500	2,749,725
Rofin-Sinar Technologies a	69,100	4,199,207
Woodward Governor Company	84,100	2,820,714

		13,889,152

Metal Fabrication and Distribution - 2.3%
Chaparral Steel Company a	78,514	2,674,187
Metal Management	103,800	2,889,792

		5,563,979

Total		30,408,481

Industrial Services - 6.9%
Commercial Services - 5.8%
FTI Consulting a	34,800	872,088
Heidrick & Struggles International a	89,600	3,225,600
Korn/Ferry International a	162,300	3,398,562
LECG Corporation a	214,000	4,014,640
SM&A a	357,700	2,185,547

		13,696,437

Transportation and Logistics - 1.1%
Arkansas Best	62,900	2,706,587

Total		16,403,024

Natural Resources - 12.3%
Energy Services - 3.1%
Ensign Energy Services	101,200	1,679,499
Oil States International a	86,000	2,365,000
Patterson-UTI Energy	35,400	841,104
TETRA Technologies a	106,500	2,573,040

		7,458,643

Oil and Gas - 6.1%
Cimarex Energy	58,518	2,059,248
Edge Petroleum a	147,400	2,427,678
Mariner Energy a	154,000	2,828,980
St. Mary Land & Exploration Company	91,400	3,355,294
Unit Corporation a	82,100	3,774,137

		14,445,337

Precious Metals and Mining - 3.1%
Agnico-Eagle Mines	105,000	3,268,650
Glamis Gold a	47,100	1,857,153
Pan American Silver a	118,200	2,309,628

		7,435,431

Total		29,339,411

Technology - 18.6%
Components and Systems - 2.8%
Digi International a	217,800	2,940,300
Rimage Corporation a	87,797	1,968,409
Tektronix	59,600	1,724,228

		6,632,937

Distribution - 1.0%
Insight Enterprises a	112,800	2,324,808

IT Services - 3.4%
MAXIMUS	126,600	3,304,260
Perot Systems Cl. A a	337,300	4,651,367

		7,955,627

Semiconductors and Equipment - 4.0%
Entegris a	266,900	2,911,879
Fairchild Semiconductor International a	85,400	1,596,980
IXYS Corporation a	107,300	900,247
MIPS Technologies a	169,600	1,144,800
Semitool a	292,250	3,021,865

		9,575,771

Software - 2.5%
iPass a	460,972	2,157,349
ManTech International Cl. A a	91,600	3,023,716
Pervasive Software a	219,172	841,620

		6,022,685

Telecommunications - 4.9%
Foundry Networks a	256,500	3,372,975
NETGEAR a	266,300	5,483,117
Premiere Global Services a	327,800	2,845,304

		11,701,396

Total		44,213,224

Miscellaneous (d) - 4.9%
Total		11,594,752

TOTAL COMMON STOCKS
(Cost $209,479,208)		230,914,864

REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $7,007,977 (collateralized by obligations of various U.S. Government Agencies, valued at $7,184,054)
(Cost $7,005,000)		7,005,000

TOTAL INVESTMENTS - 100.1%
(Cost $216,484,208)		237,919,864

LIABILITIES LESS CASH AND OTHER ASSETS - (0.1)%		(139,570)

NET ASSETS - 100.0%		$237,780,294

a	Non-income producing.

b	A portion of these securities were on loan at September 30, 2006. Total market value of loaned securities for Royce Capital Fund-Micro-Cap Portfolio at September 30, 2006 was $61,176,728.

c	A security for which market quotations are no longer readily available represent 0.00% of net assets. This security has been valued at its fair value under procedures established by the Fund’s Board of Trustees.

d	Includes securities first acquired in 2006 and less than 1% of net assets.

TAX INFORMATION:
At September 30, 2006, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$496,297,307	$60,926,907	$89,115,856	$28,188,949
Small-Cap Portfolio	216,484,297	21,435,567	29,802,109	8,366,542

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:
The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)                  The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)                  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Capital Fund
Date: November 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Capital Fund
Date: November 13, 2006

By:

/s/ John D. Diederich

John D. Diederich
Treasurer, Royce Capital Fund
Date: November 13, 2006